Future Minimum Lease and Royalty Commitments for All Noncancelable Agreements and Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Capital lease
2015	$ 4,517
2016	4,382
2017	3,823
2018	2,928
2019	2,819
Thereafter	8,477
Total	26,946
Less: imputed interest	(5,085)
Present value of minimum lease payments	21,861
Less: current capital lease obligations	(3,407)
Long-term capital lease obligations	18,454
Operating Leases & Royalty Commitments
2015	108,622
2016	75,717
2017	63,866
2018	31,029
2019	20,377
Thereafter	133,592
Total	$ 433,203